Morgan Stanley Dean Witter Financial Services Trust
Two World Trade Center, New York, New York 10048
Letter to the Shareholders November 30, 1999

DEAR SHAREHOLDER:

During the six-month period ended November 30, 1999, the U.S. stock market reached new highs in spite of a 75-basis-point increase in the federal-funds rate. Relatively strong global economic growth and increasing crude oil prices led to concerns about inflation. As a result of these concerns, financials as well as several other sectors posted negative returns, including basic materials, consumer staples, energy, transportation and utilities. Only two sectors represented in the Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- technology and telecommunications services -- posted double-digit returns during this period, fueled by optimism that considerable demand for technology would continue into the new millennium.

PERFORMANCE

For the six-month period ended November 30, 1999, the Fund's Class B shares produced a total return of -3.90 percent, compared to 7.36 percent for the S&P
500. For the same period, the Fund's A, C and D shares posted total returns of -3.53 percent, -3.90 percent and -3.41 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses. (The total return figures shown assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.)

PORTFOLIO STRATEGY

The Fund continues to focus on companies in the wealth-management and capital-markets businesses, including brokers, life insurers selling retirement products and banks focused on asset management.

As mentioned in our last report to shareholders (dated May 31, 1999), we repositioned the Fund earlier this year to take advantage of an anticipated higher-interest-rate environment. When interest rates increased as expected, the mortgage issues we added to the Fund's portfolio outperformed other

Morgan Stanley Dean Witter Financial Services Trust
Letter to the Shareholders November 30, 1999, continued

sectors within the financial services industry. During this period we eliminated the Fund's position in property and casualty insurers, as fundamentals for that market segment have yet to improve significantly. We once again increased the Fund's exposure to capital-market-oriented stocks, because global merger and underwriting activity has remained extremely robust. The Fund has also increased its exposure to the Internet financial-services stocks related to online bill payment, which we believe will soon become a mass-market phenomenon, and to the technology companies that are helping to drive this new way of delivering financial services.

The Fund has also added a roughly 5 percent weighting in Japanese banks. We believe that Japan's economy is in the early stages of recovery following its prolonged recession, normally a period when financial-services firms' earnings bottom and then begin to improve. In addition, many of the Japanese banks are starting to take more serious steps toward restructuring. We believe the combination of these factors makes a compelling case for investing in Japanese banks.

LOOKING AHEAD

We believe that the global economy will continue to improve in the coming year. Accordingly, we will continue to look for financial-services companies that are not overly susceptible to changes in credit quality and those that are based in regions of the world benefiting from the early stages of economic expansion. Given that the U.S. economy is now entering its tenth year of expansion, we believe that earnings growth has likely peaked for the domestic financial-services sector in this economic cycle.

Going forward we will continue to overweight segments of the financial-services industry that we believe will have above-average earnings growth relative to their peer group and those that are best positioned to benefit from consolidation, deregulation and technology.

We appreciate your ongoing support of Morgan Stanley Dean Witter Financial Services Trust and look forward to continuing to serve your investment objectives.

Very truly yours,

[GRAPHIC OMITTED]                          [GRAPHIC OMITTED]

CHARLES A. FIUMEFREDDO                     MITCHELL M. MERIN

Chairman of the Board                      President

Morgan Stanley Dean Witter Financial Services Trust
Fund Performance November 30, 1999

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                       CLASS A SHARES*
-------------------------------------------------------------
PERIOD ENDED 11/30/99
--------------------------
1 Year                             15.40%(1)        9.34%(2)
From Inception (7/28/97)           18.03%(1)       15.34%(2)


                       CLASS B SHARES+
-------------------------------------------------------------
PERIOD ENDED 11/30/99
--------------------------
1 Year                             14.54%(1)        9.54%(2)
From Inception (2/26/97)           20.31%(1)       19.52%(2)


                       CLASS C SHARES++
--------------------------------------------------------------
PERIOD ENDED 11/30/99
--------------------------
1 Year                             14.54%(1)        13.54%(2)
From Inception (7/28/97)           17.13%(1)        17.13%(2)


                       CLASS D SHARES#
----------------------------------------------
PERIOD ENDED 11/30/99

--------------------------
1 Year                             15.78%(1)
From Inception (7/28/97)           18.02%(1)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

 *  The maximum front-end sales charge for Class A is 5.25%.

 + The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

++ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.

 #  Class D shares have no sales charge.

Morgan Stanley Dean Witter Financial Services Trust
Portfolio of Investments November 30, 1999 (unaudited)


    NUMBER OF
     SHARES                                                            VALUE
--------------------------------------------------------------------------------
                   COMMON STOCKS (93.1%)
                   Accident & Health Insurance (1.0%)
  141,000          Torchmark Corp. ..........................    $  4,476,750
                                                                 -----------
                   Advertising (0.3%)
    9,000          DoubleClick Inc.* ........................      1,440,000
                                                                 -----------
                   Computer Software (2.9%)
   16,000          Citrix Systems, Inc.* ....................      1,521,000
   47,500          Great Plains Software, Inc.* .............      2,538,281
  180,000          Intuit Inc.* .............................      8,988,750
                                                                 -----------
                                                                  13,048,031
                                                                 -----------
                   Diversified Commercial
                     Services (8.3%)
  333,500          CheckFree Holdings Corp.* ................     21,865,094
  447,000          Concord EFS, Inc.* .......................     11,733,750
   95,500          Paychex, Inc. ............................      3,808,062
                                                                 -----------
                                                                  37,406,906
                                                                 -----------
                   Diversified Financial Services (9.4%)
  120,000          American Express Co. .....................     18,157,500
  450,000          Citigroup Inc. ...........................     24,243,750
                                                                 -----------
                                                                  42,401,250
                                                                 -----------
                   E.D.P. Services (2.9%)
   88,000          Automatic Data Processing, Inc. ..........      4,345,000
  200,000          First Data Corp. .........................      8,650,000
                                                                 -----------
                                                                  12,995,000
                                                                 -----------
                   Electronic Data Processing (0.4%)
   12,000          Sun Microsystems, Inc.* ..................      1,586,250
                                                                 -----------
                   Electronic Production
                     Equipment (0.2%)
    8,900          ASM Lithography Holding NV
                     (Netherlands)* .........................        832,706
                                                                 -----------
                   Finance Companies (1.5%)
   60,000          NextCard, Inc.* ..........................      1,991,250
   95,000          SLM Holding Corp. ........................      4,708,437
                                                                 -----------
                                                                   6,699,687
                                                                 -----------
                   Financial Publishing/Services (3.2%)
   97,500          FactSet Research Systems Inc. ............      6,045,000
  150,000          McGraw-Hill Companies, Inc. ..............      8,503,125
                                                                 -----------
                                                                  14,548,125
                                                                 -----------
                   International Banks (5.3%)
  792,000          Asahi Bank Ltd. (The) (Japan) ............      5,551,765
  360,000          Fuji Bank, Limited (The) (Japan) .........      4,312,941
1,000,000          Mitsui Trust & Banking Co., Ltd.
                     (Japan) ................................      3,088,235

    NUMBER OF
     SHARES                                                            VALUE
--------------------------------------------------------------------------------
  800,000          Sakura Bank Ltd. (Japan) .................    $ 5,921,569
  565,000          Sumitomo Trust & Banking Co.,
                     Ltd. (Japan) ...........................      4,852,353
                                                                 -----------
                                                                  23,726,863
                                                                 -----------
                   Internet Services (2.1%)
   35,000          VeriSign, Inc.* ..........................      6,501,250
    7,500          Vignette Corp.* ..........................      1,551,562
    7,000          Yahoo! Inc.* .............................      1,490,125
                                                                 -----------
                                                                   9,542,937
                                                                 -----------
                   Investment Bankers/Brokers/
                     Services (12.1%)
  180,000          Donaldson, Lufkin & Jenrette, Inc. .......      9,056,250
  177,000          Goldman Sachs Group, Inc. ................     13,297,125
  100,000          Hambrecht & Quist Group* .................      4,975,000
  217,000          Legg Mason, Inc. .........................      7,635,687
  202,000          Lehman Brothers Holdings, Inc. ...........     15,427,750
   56,000          Merrill Lynch & Co., Inc. ................      4,515,000
                                                                 -----------
                                                                  54,906,812
                                                                 -----------

                   Investment Managers (2.5%)
  536,000          Amvescap PLC (United Kingdom) ............      5,546,019
  125,000          BlackRock, Inc.* .........................      2,296,875
  200,000          Federated Investors, Inc. (Class B) ......      3,562,500
                                                                 -----------
                                                                  11,405,394
                                                                 -----------
                   Life Insurance (6.0%)
   25,285          Aegon N.V. (ARS) (Netherlands) ...........      2,278,811
   54,325          Aegon N.V. (Netherlands) .................      4,929,831
   55,000          American General Corp. ...................      4,032,188
   56,000          Jefferson-Pilot Corp. ....................      3,801,000
  179,000          Protective Life Corp. ....................      5,728,000
  149,000          ReliaStar Financial Corp. ................      6,481,500
                                                                 -----------
                                                                  27,251,330
                                                                 -----------
                   Major Banks (15.5%)
  120,000          Bank of New York Co., Inc. ...............      4,785,000
  200,000          Chase Manhattan Corp. (The) ..............     15,450,000
  280,000          Mellon Financial Corp. ...................     10,202,500
   50,000          PNC Bank Corp. ...........................      2,787,500
   60,000          SunTrust Banks, Inc. .....................      4,192,500
  183,000          U.S. Bancorp .............................      6,256,313
  109,600          UnionBanCal Corp. ........................      4,829,250
  468,000          Wells Fargo & Co. ........................     21,762,000
                                                                 -----------
                                                                  70,265,063
                                                                 -----------
                   Mid-Sized Banks (3.3%)
  155,000          Northern Trust Corp. .....................     14,996,250
                                                                 -----------
                       See Notes to Financial Statements

Morgan Stanley Dean Witter Financial Services Trust
Portfolio of Investments November 30, 1999 (unaudited) continued

  NUMBER OF
   SHARES                                                       VALUE
--------------------------------------------------------------------------------
               Multi-Line Insurance (2.9%)
  115,000      American International Group, Inc. ......    $ 11,873,750
   55,000      Horace Mann Educators Corp. .............       1,206,563
                                                            ------------
                                                              13,080,313
                                                            ------------
               Multi-Sector Companies (4.7%)
  165,000      General Electric Co. ....................      21,450,000
                                                            ------------
               Newspapers (0.7%)
   50,000      Dow Jones & Co., Inc. ...................       3,031,250
                                                            ------------
               Other Consumer Services (0.5%)
   45,000      Preview Travel, lnc.* ...................       2,081,250
                                                            ------------
               Savings & Loan Associations (2.5%)
  110,000      Golden West Financial Corp. .............      11,103,125
                                                            ------------
               Semiconductors (0.4%)
    9,000      Broadcom Corp. (Class A)* ...............       1,611,000
                                                            ------------
               Smaller Banks (0.3%)
   21,000      Zions Bancorporation ....................       1,354,500
                                                            ------------
               Specialty Insurers (4.2%)
  105,000      MGIC Investment Corp. ...................       5,932,500
  150,000      PMI Group, Inc. .........................       7,490,625
  120,000      Radian Group, Inc. ......................       5,865,000
                                                            ------------
                                                              19,288,125
                                                            ------------
               TOTAL COMMON STOCKS
               (Identified Cost $373,591,745)...........     420,528,917
                                                            ------------
  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                                     VALUE
--------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS (5.9%)
                U.S. GOVERNMENT AGENCY (a) (5.8%)
$   26,500      Federal National Mortgage Assoc.
                  5.61% due 12/01/99
                  (Amortized Cost $26,500,000).......       $ 26,500,000
                                                            ------------
                REPURCHASE AGREEMENT (0.1%)
       264      The Bank of New York 5.375%
                  due 12/01/99 (dated 11/30/99;
                  proceeds $263,695) (b)
                  (Identified Cost $263,656).........            263,656
                                                            ------------
                TOTAL SHORT-TERM INVESTMENTS
                (Identified Cost $26,763,656)......           26,763,656
                                                            ------------
TOTAL INVESTMENTS
(Identified Cost $400,355,401) (c).........       99.0%      447,292,573

OTHER ASSETS IN EXCESS OF
LIABILITIES ...............................        1.0         4,567,383
                                                 -----      ------------
NET ASSETS ................................      100.0%     $451,859,956
                                                 =====      ============

--------------------------------
ARS   American Registered Shares.

 *    Non-income producing security.

(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b) Collateralized by $297,443 U.S. Treasury Note 0% due 05/15/01 valued at $273,184.

(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $50,916,457 and the aggregate gross unrealized depreciation is $3,979,285, resulting in net unrealized appreciation of $46,937,172.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Financial Services Trust
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1999 (unaudited)

ASSETS:
Investments in securities, at value
  (identified cost $400,355,401).............................   $447,292,573
Receivable for:
  Investments sold ..........................................      4,142,374
  Shares of beneficial interest sold ........................      1,121,029
  Dividends .................................................        361,442
  Foreign withholding taxes reclaimed .......................         32,668
Deferred organizational expenses ............................         27,378
Prepaid expenses and other assets ...........................         82,378
                                                                ------------
   TOTAL ASSETS .............................................    453,059,842
                                                                ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest repurchased .................        471,688
  Plan of distribution fee ..................................        388,017
  Investment management fee .................................        298,531
Accrued expenses and other payables .........................         41,650
                                                                ------------
   TOTAL LIABILITIES ........................................      1,199,886
                                                                ------------
   NET ASSETS ...............................................   $451,859,956
                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital .............................................   $352,347,679
Net unrealized appreciation .................................     46,936,868
Accumulated net investment loss .............................       (794,454)
Accumulated undistributed net realized gain .................     53,369,863
                                                                ------------
   NET ASSETS ...............................................   $451,859,956
                                                                ============
CLASS A SHARES:
Net Assets ..................................................     $4,826,895
Shares Outstanding (unlimited authorized, $.01 par value) ...        321,314
   NET ASSET VALUE PER SHARE ................................         $15.02
                                                                      ======
   MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value) ........         $15.85
                                                                      ======
CLASS B SHARES:
Net Assets ..................................................   $434,241,044
Shares Outstanding (unlimited authorized, $.01 par value) ...     29,393,168
   NET ASSET VALUE PER SHARE ................................         $14.77
                                                                      ======
CLASS C SHARES:
Net Assets ..................................................    $10,609,958
Shares Outstanding (unlimited authorized, $.01 par value) ...        718,222
   NET ASSET VALUE PER SHARE ................................         $14.77
                                                                      ======
CLASS D SHARES:
Net Assets ..................................................     $2,182,059
Shares Outstanding (unlimited authorized, $.01 par value) ...        145,424
   NET ASSET VALUE PER SHARE ................................         $15.00
                                                                      ======

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Financial Services Trust
Financial Statements, continued

STATEMENT OF OPERATIONS
For the six months ended November 30, 1999 (unaudited)


NET INVESTMENT LOSS:
INCOME
Dividends (net of $26,034 foreign withholding tax) ..........     $  2,715,483
Interest ....................................................          869,770
                                                                  ------------
   TOTAL INCOME .............................................        3,585,253
                                                                  ------------
EXPENSES
Plan of distribution fee (Class A shares) ...................            5,141
Plan of distribution fee (Class B shares) ...................        2,179,324
Plan of distribution fee (Class C shares) ...................           49,663
Investment management fee ...................................        1,690,415
Transfer agent fees and expenses ............................          299,632
Registration fees ...........................................           44,560
Shareholder reports and notices .............................           41,276
Professional fees ...........................................           31,607
Custodian fees ..............................................           23,843
Organizational expenses .....................................            6,123
Trustees' fees and expenses .................................            5,795
Other .......................................................            2,138
                                                                  ------------
   TOTAL EXPENSES ...........................................        4,379,517
                                                                  ------------
   NET INVESTMENT LOSS ......................................         (794,264)
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
   Investments ..............................................      (53,242,495)
   Foreign exchange transactions ............................           (1,783)
                                                                  ------------
   NET LOSS .................................................      (53,244,278)
                                                                  ------------
Net change in unrealized appreciation/depreciation on:
   Investments ..............................................       34,393,281
   Translation of forward foreign currency contracts,
     other assets and liabilities denominated in foreign
     currencies .............................................            2,007
                                                                  ------------
   NET APPRECIATION .........................................       34,395,288
                                                                  ------------
   NET LOSS .................................................      (18,848,990)
                                                                  ------------
NET DECREASE ................................................     $(19,643,254)
                                                                  ============

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Financial Services Trust
Financial Statements, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE SIX         FOR THE YEAR
                                                             MONTHS ENDED            ENDED
                                                          NOVEMBER 30, 1999      MAY 31, 1999
                                                         -------------------   ----------------
                                                               (unaudited)

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................       $   (794,264)     $ (1,653,821)
Net realized gain (loss) .............................        (53,244,278)      118,351,450
Net change in unrealized appreciation ................         34,395,288       (44,598,390)
                                                             ------------      ------------
   NET INCREASE (DECREASE) ...........................        (19,643,254)       72,099,239
                                                             ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
REALIZED GAIN:
Class A shares .......................................             -             (303,641)
Class B shares .......................................             -          (37,658,512)
Class C shares .......................................             -             (730,844)
Class D shares .......................................             -             (152,943)
                                                             ------------      ------------
   TOTAL DISTRIBUTIONS ...............................             -           (38,845,940)
                                                             ------------      ------------
Net increase (decrease) from transactions in shares of
  beneficial interest ................................        (19,639,686)       80,095,593
                                                             ------------      ------------
   NET INCREASE (DECREASE) ...........................        (39,282,940)      113,348,892
NET ASSETS:
Beginning of period ..................................        491,142,896       377,794,004
                                                             ------------      ------------
   END OF PERIOD
   (Including accumulated net investment losses of
   $794,454 and $190, respectively) ..................       $451,859,956      $491,142,896
                                                             ============      ============

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Financial Services Trust
Notes to Financial Statements November 30, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Financial Services Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of companies in the financial services and financial services related industries. The Fund was organized as a Massachusetts business trust on November 8, 1996 and commenced operations on February 26, 1997. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may

Morgan Stanley Dean Witter Financial Services Trust
Notes to Financial Statements November 30, 1999 (unaudited) continued

utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley Dean Witter Financial Services Trust
Notes to Financial Statements November 30, 1999 (unaudited) continued

F. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES - The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $61,100 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined at the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to

Morgan Stanley Dean Witter Financial Services Trust
Notes to Financial Statements November 30, 1999 (unaudited) continued

Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $14,181,571 at November 30, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

Morgan Stanley Dean Witter Financial Services Trust
Notes to Financial Statements November 30, 1999 (unaudited) continued

The Distributor has informed the Fund that for the six months ended November 30, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,861, $591,457, and $2,978, respectively and received $18,380 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 1999 aggregated $524,492,295 and $534,949,259, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $27,109,233 and $21,902,576, respectively.

For the six months ended November 30, 1999, the Fund incurred brokerage commissions of $46,720 with DWR for portfolio transactions executed on behalf of the Fund.

For the six months ended November 30, 1999, the Fund incurred brokerage commissions of $76,662 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. FEDERAL INCOME TAX STATUS

As of May 31, 1999, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Morgan Stanley Dean Witter Financial Services Trust
Notes to Financial Statements November 30, 1999 (unaudited) continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                   FOR THE SIX                       FOR THE YEAR
                                                  MONTHS ENDED                          ENDED
                                                NOVEMBER 30, 1999                    MAY 31, 1999
                                        --------------------------------- ----------------------------------
                                                   (unaudited)
                                             SHARES           AMOUNT            SHARES            AMOUNT
                                        --------------- -----------------  ---------------- -----------------
CLASS A SHARES
Sold ..................................       238,797       $ 3,524,104           518,207     $   7,673,522
Reinvestment of distributions .........         -                 -                23,457           299,079
Repurchased ...........................      (232,598)       (3,427,798)         (382,320)       (5,646,484)
                                             --------       -----------          --------     -------------
Net increase - Class A ................         6,199            96,306           159,344         2,326,117
                                             --------       -----------          --------     -------------
CLASS B SHARES

Sold ..................................     3,227,914        47,248,020        12,534,942       184,965,257
Reinvestment of distributions .........         -                 -             2,805,603        35,434,745
Repurchased ...........................    (4,716,764)      (68,307,726)      (10,197,768)     (148,220,180)
                                           ----------      ------------       -----------     -------------
Net increase (decrease) - Class B .....    (1,488,850)      (21,059,706)        5,142,777        72,179,822
                                           ----------      ------------       -----------     -------------
CLASS C SHARES

Sold ..................................       160,368         2,344,064           519,816         7,705,724
Reinvestment of distributions .........         -                 -                56,557           714,314
Repurchased ...........................      (112,745)       (1,637,547)         (273,320)       (4,012,407)
                                           ----------      ------------       -----------     -------------
Net increase - Class C ................        47,623           706,517           303,053         4,407,631
                                           ----------      ------------       -----------     -------------
CLASS D SHARES

Sold ..................................       204,367         2,887,422           435,918         6,435,748
Reinvestment of distributions .........         -                 -                   572             7,257
Repurchased ...........................      (148,104)       (2,270,225)         (352,926)       (5,260,982)
                                           ----------      ------------       -----------     -------------
Net increase - Class D ................        56,263           617,197            83,564         1,182,023
                                           ----------      ------------       -----------     -------------
Net increase (decrease) in Fund .......    (1,378,765)     $(19,639,686)        5,688,738     $  80,095,593
                                           ==========      ============       ===========     =============

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At November 30, 1999, there were no outstanding forward contracts.

Morgan Stanley Dean Witter Financial Services Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                   FOR THE PERIOD
                                                               FOR THE SIX        FOR THE YEAR     JULY 28, 1997*
                                                               MONTHS ENDED           ENDED           THROUGH
                                                            NOVEMBER 30, 1999     MAY 31, 1999      MAY 31, 1998
                                                           -------------------   --------------   ---------------
                                                             (unaudited)
CLASS A SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................     $15.57             $14.44          $11.51
                                                             ------             ------          ------
Income (loss) from investment operations:
 Net investment income .................................       0.03               0.05            0.04
 Net realized and unrealized gain (loss) ...............      (0.58)              2.48            3.13
                                                             ------             ------          ------
Total income (loss) from investment operations .........      (0.55)              2.53            3.17
                                                             ------             ------          ------
Less dividends and distributions from:
 Net investment income .................................        -                  -             (0.06)
 Net realized gain .....................................        -                (1.40)          (0.18)
                                                             ------              -----          ------
Total dividends and distributions ......................        -                (1.40)          (0.24)
                                                             ------              -----          ------
Net asset value, end of period .........................     $15.02             $15.57          $14.44
                                                             ======             ======          ======
TOTAL RETURN+ .........................................       (3.53)%(1)         19.63 %         27.74 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................       1.19 %(2)(3)       1.20 %(3)       1.23 %(2)
Net investment income ..................................       0.40 %(2)(3)       0.37 %(3)       0.34 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $4,827             $4,905         $2,249
Portfolio turnover rate ................................        125 %(1)           295 %            99 %

-------------
 *   The date shares were first issued.
 # The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge.Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Financial Services Trust
Financial Highlights, continued

                                                                FOR THE SIX
                                                               MONTHS ENDED
                                                           NOVEMBER 30, 1999++
                                                         -----------------------
                                                                 (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................          $15.37
                                                                  ------
Income (loss) from investment operations:
 Net investment income (loss) ..........................           (0.03)
 Net realized and unrealized gain (loss) ...............           (0.57)
                                                                  ------
Total income (loss) from investment operations .........           (0.60)
                                                                  ------
Less dividends and distributions from:
 Net investment income .................................             -
 Net realized gain .....................................             -
                                                                  ------
Total dividends and distributions ......................             -
                                                                  ------
Net asset value, end of period .........................          $14.77
                                                                  ======
TOTAL RETURN+ .........................................            (3.90)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................            1.95 %(2)(3)
Net investment income (loss) ...........................           (0.36)%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................        $434,241
Portfolio turnover rate ................................             125 %(1)


                                                                                                  FOR THE PERIOD
                                                            FOR THE YEAR       FOR THE YEAR     FEBRUARY 26, 1997*
                                                               ENDED              ENDED              THROUGH
                                                           MAY 31, 1999++     MAY 31, 1998**++       MAY 31, 1997
                                                         ----------------- ------------------- -------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................       $14.38            $10.05             $10.00
                                                               ------            ------             ------
Income (loss) from investment operations:
 Net investment income (loss) ..........................        (0.06)            (0.05)              0.01
 Net realized and unrealized gain (loss) ...............         2.45              4.58               0.04
                                                               ------            ------             ------
Total income (loss) from investment operations .........         2.39              4.53               0.05
                                                               ------            ------             ------
Less dividends and distributions from:
 Net investment income .................................          -               (0.02)               -
 Net realized gain .....................................        (1.40)            (0.18)               -
                                                               ------            ------             ------
Total dividends and distributions ......................        (1.40)            (0.20)               -
                                                               ------            ------             ------
Net asset value, end of period .........................       $15.37            $14.38             $10.05
                                                               ======            ======             ======
TOTAL RETURN+ .........................................         18.69 %           45.25 %             0.50%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................         1.97 %(3)         1.98 %             2.23%(2)
Net investment income (loss) ...........................        (0.40)%(3)        (0.38)%             0.64%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $474,549        $370,181           $176,651
Portfolio turnover rate ................................          295 %            99 %               17%(1)

--------------
*    Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Financial Services Trust
Financial Highlights, continued

                                                                                                             FOR THE PERIOD
                                                                  FOR THE SIX            FOR THE YEAR        JULY 28, 1997*
                                                                 MONTHS ENDED                ENDED               THROUGH
                                                               NOVEMBER 30, 1999         MAY 31, 1999         MAY 31, 1998
                                                           ------------------------   ------------------   ------------------
                                                                  (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................          $15.37                  $14.38              $11.51
                                                                  -------                 ------              ------
Income (loss) from investment operations:
 Net investment loss ...................................           (0.03)                  (0.05)              (0.05)
 Net realized and unrealized gain (loss) ...............           (0.57)                   2.44                3.13
                                                                  ------                  ------              ------
Total income (loss) from investment operations .........           (0.60)                   2.39                3.08
                                                                  ------                  ------              ------
Less dividends and distributions from:
 Net investment income .................................             -                       -                 (0.03)
 Net realized gain .....................................             -                     (1.40)              (0.18)
                                                                  ------                  ------              ------
Total dividends and distributions ......................             -                     (1.40)              (0.21)
                                                                  ------                  ------              ------
Net asset value, end of period .........................          $14.77                  $15.37              $14.38
                                                                  ======                  ======              ======
TOTAL RETURN+ .........................................            (3.90)%(1)              18.69 %             26.95 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................            1.95 %(2)(3)            1.91 %(3)           1.96 %(2)
Net investment loss ....................................           (0.36)%(2)(3)           (0.34)%(3)          (0.42)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................        $10,610                  $10,305              $5,284
Portfolio turnover rate ................................            125  %(1)                295 %                99 %

--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Dean Witter Financial Services Trust
Financial Highlights, continued

                                                                                                   FOR THE PERIOD
                                                               FOR THE SIX        FOR THE YEAR     JULY 28, 1997*
                                                               MONTHS ENDED           ENDED           THROUGH
                                                            NOVEMBER 30, 1999     MAY 31, 1999      MAY 31, 1998
                                                           -------------------   --------------   ---------------
                                                             (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................     $15.53                $14.35           $11.51
                                                             -------               ------           ------
Income (loss) from investment operations:
 Net investment income .................................       0.03                  0.04             0.08
 Net realized and unrealized gain (loss) ...............      (0.56)                 2.54             3.01
                                                             ------                ------           ------
Total income (loss) from investment operations .........      (0.53)                 2.58             3.09
                                                             ------                ------           ------
Less dividends and distributions from:
 Net investment income .................................        -                     -              (0.07)
 Net realized gain .....................................        -                   (1.40)           (0.18)
                                                             ------                ------           ------
Total dividends and distributions ......................        -                   (1.40)           (0.25)
                                                             ------                ------           ------
Net asset value, end of period .........................     $15.00                $15.53           $14.35
                                                             ======                ======           ======
TOTAL RETURN+ .........................................       (3.41)%(1)            20.12 %          27.03 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................       0.95 %(2)(3)          0.97 %(3)        0.94 %(2)
Net investment income ..................................       0.64 %(2)(3)          0.60 %(3)        0.63 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $2,182                $1,385              $80
Portfolio turnover rate ................................        125 %(1)              295 %             99 %

--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       See Notes to Financial Statements

                 (This page has been left blank intentionally.)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Michelle Kaufman
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

MORGAN STANLEY
DEAN WITTER
FINANCIAL SERVICES
TRUST

[GRAPHIC OMITTED]

SEMIANNUAL REPORT
NOVEMBER 30, 1999